STATEMENT OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows – operating activities
Net earnings (loss)	$ 407	$ (6,408)	$ 5,546
(Earnings) loss from discontinued operations activities	(1,202)	1,469	(11,870)
Adjustments to reconcile net earnings (loss) to cash from (used for) operating activities
Depreciation and amortization of property, plant and equipment	1,564	1,622	1,895
Amortization of intangible assets (Note 7)	1,338	738	930
Goodwill impairments (Note 7)	0	0	877
(Gains) losses on purchases and sales of business interests (Note 19)	(60)	52	(94)
(Gains) losses on equity securities (Note 19)	113	(1,632)	2,081
Debt extinguishment costs	465	6,524	301
Principal pension plans cost (Note 13)	376	1,766	2,386
Principal pension plans employer contributions	(204)	(205)	(1,918)
Other postretirement benefit plans (net)	(755)	(900)	(648)
Provision (benefit) for income taxes (Note 15)	(3)	(757)	(2,168)
Cash recovered (paid) during the year for income taxes	(430)	(373)	(572)
Changes in operating working capital:
Decrease (increase) in current receivables	(2,719)	524	(900)
Decrease (increase) in inventories, including deferred inventory costs	(1,925)	(306)	1,050
Decrease (increase) in current contract assets	1,652	1,007	1,613
Increase (decrease) in accounts payable and equipment project payables	2,236	(390)	(780)
Increase (decrease) in progress collections and current deferred income	2,348	(1,113)	(495)
Financial services derivatives net collateral/settlement	(154)	(1,143)	1,897
All other operating activities	998	(1,326)	156
Cash from (used for) operating activities – continuing operations	4,043	(850)	(713)
Cash from (used for) operating activities – discontinued operations	1,873	4,332	4,124
Cash from (used for) operating activities	5,916	3,481	3,411
Cash flows – investing activities
Additions to property, plant and equipment	(1,061)	(1,007)	(1,323)
Dispositions of property, plant and equipment	206	151	188
Additions to internal-use software	(113)	(105)	(127)
Proceeds from sale of discontinued operations	0	22,356	0
Proceeds from principal business dispositions	15	0	49
Net cash from (payments for) principal businesses purchased	(30)	(69)	0
Sales of retained ownership interests	4,717	4,145	417
Net (purchases) dispositions of insurance investment securities	(876)	(1,290)	(1,352)
All other investing activities	8,033	1,641	22,966
Cash from (used for) investing activities – continuing operations	10,891	25,822	20,818
Cash from (used for) investing activities – discontinued operations	(8,621)	(4,443)	(3,756)
Cash from (used for) investing activities	2,270	21,379	17,062
Cash flows – financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	56	(704)	(4,159)
Newly issued debt (maturities longer than 90 days)	16	359	15,024
Repayments and other debt reductions (maturities longer than 90 days)	(11,202)	(36,510)	(29,621)
Dividends paid to shareholders	(639)	(575)	(648)
Cash received (paid) for debt extinguishment costs	338	(7,196)	(335)
Purchases of GE common stock for treasury	(1,048)	(107)	(28)
All other financing activities	(1,209)	(523)	77
Cash from (used for) financing activities – continuing operations	(13,688)	(45,256)	(19,692)
Cash from (used for) financing activities – discontinued operations	8,102	(140)	(395)
Cash from (used for) financing activities	(5,585)	(45,397)	(20,086)
Effect of currency exchange rate changes on cash, cash equivalents and restricted cash	(369)	(213)	145
Increase (decrease) in cash, cash equivalents and restricted cash	2,232	(20,750)	531
Cash, cash equivalents and restricted cash at beginning of year	16,859	37,608	37,077
Cash, cash equivalents and restricted cash at December 31	19,092	16,859	37,608
Less cash, cash equivalents and restricted cash of discontinued operations at December 31	2,627	1,332	1,671
Cash, cash equivalents and restricted cash of continuing operations at December 31	16,464	15,527	35,937
Supplemental disclosure of cash flows information
Cash paid during the year for interest	$ (1,561)	$ (2,536)	$ (2,976)